Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000088321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,545	$ 11,545	$ 12,162	$ 12,902	$ 12,739	$ 14,229	$ 12,883	$ 13,736	$ 15,541	$ 16,749
C000146445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,554	11,557	12,187	12,947	12,796	14,316	12,981	13,851	15,687	16,945
C000088318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,525		10,017	10,937	11,489	12,165	11,976	13,347	12,052	12,820	14,462	15,554
C000100148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,700		9,977	10,526	10,942	11,163	10,999	12,263	12,107	12,983	14,347	15,341
C000151936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,316	10,921	11,397	11,679	11,543	12,906	12,792	13,763	15,248	16,366
C000100151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,311	10,909	11,368	11,627	11,486	12,835	12,711	13,659	15,132	16,222
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,597	10,649	10,537	11,609	12,360	12,350	10,928	10,797	11,585	11,949
Lipper High Yield Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Classification Average
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Accumulated Value	10,000		10,918	11,878	12,265	13,073	13,557	14,948	13,390	14,328	16,116	17,430
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	$ 10,000		$ 10,374	$ 10,981	$ 11,562	$ 11,953	$ 12,021	$ 13,043	$ 13,066	$ 14,252	$ 15,650	$ 16,802
Lipper Loan Participation Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Loan Participation Funds Classification Average